Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2025-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01-30-2026	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		2/18/2026
2	Payment Date		2/20/2026
3	Collection Period	1/1/2026	1/30/2026	30
4	Monthly Interest Period - Actual/360	1/20/2026	2/19/2026	31
5	Monthly Interest - 30/360			30
6	SOFR Adjustment Date		1/15/2026

B.	SUMMARY
			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes		205,600,000.00	110,395,039.08	29,227,986.99	81,167,052.09	0.3947814
8	Class A-2-A Notes		230,870,000.00	230,870,000.00	-	230,870,000.00	1.0000000
9	Class A-2-B Notes		129,665,000.00	129,665,000.00	-	129,665,000.00	1.0000000
10	Class A-3 Notes		360,535,000.00	360,535,000.00	-	360,535,000.00	1.0000000
11	Class A-4 Notes		73,330,000.00	73,330,000.00	-	73,330,000.00	1.0000000
12	Total Securities		$1,000,000,000.00	$904,795,039.08	$29,227,986.99	$875,567,052.09

13	Overcollateralization		41,674,150.83	49,479,522.16		49,479,522.16
14	Adjusted Pool Balance		$1,041,674,150.83	$954,274,561.24	$29,227,986.99	$925,046,574.25
15	YSOC		99,644,882.93	89,395,193.65		86,087,530.19
16	Net Pool Balance		$1,141,319,033.76	$1,043,669,754.89	$29,227,986.99	$1,011,134,104.44

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	4.03000%	N/A	383,101.45	1.8633339	29,611,088.44	144.0228037
18	Class A-2-A Notes	4.00000%	N/A	769,566.67	3.3333333	769,566.67	3.3333333
19	Class A-2-B Notes	4.07300%	3.70300%	454,774.77	3.5073055	454,774.77	3.5073055
20	Class A-3 Notes	3.92000%	N/A	1,177,747.67	3.2666667	1,177,747.67	3.2666667
21	Class A-4 Notes	4.05000%	N/A	247,488.75	3.3750000	247,488.75	3.3750000
22	Total Securities			3,032,679.31		32,260,666.30

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	19,132,497.11
24	Scheduled Interest Payments Received	4,395,290.40
25	Prepayments of Principal Received	10,844,214.36
26	Liquidation Proceeds	715,318.36
27	Recoveries Received	110,305.71
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	35,197,625.94
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 95)	7,940.77
32	Total Available Funds, prior to Servicer Advances	35,205,566.71
33	Servicer Advance (Item 78)	-
34	Total Available Funds + Servicer Advance	35,205,566.71
35	Reserve Account Draw Amount (Item 81)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	35,205,566.71

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 84)	-
38	Servicing Fees (Item 45)	869,724.80
39	Class A Noteholder Interest (Item 56)	3,032,679.31
40	Principal Distribution Amount (Item 82)	29,227,986.99
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	2,075,175.61

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	869,724.80	-	869,724.80

	Pro rata:
46	Class A-1 Interest	383,101.45	-	383,101.45
47	Class A-2-A Interest	769,566.67	-	769,566.67
48	Class A-2-B Interest	454,774.77		454,774.77
49	Class A-3 Interest	1,177,747.67	-	1,177,747.67
50	Class A-4 Interest	247,488.75	-	247,488.75
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall	-	-	-
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	3,032,679.31	-	3,032,679.31

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Note Balance on the payment date before giving effect to Payment on that date			904,795,039.08
58	Beginning Net Pool Balance		1,043,669,754.89
59	Receipts of Scheduled Principal		(19,132,497.11)
60	Receipts of Prepaid Principal		(10,844,214.36)
61	Liquidation Proceeds		(715,318.36)
62	Other Collections of Principal		-
63	Principal Amount of Repurchases		-
64	Principal Amount of Defaulted Receivables		(1,843,620.62)
65	Ending Net Pool Balance		1,011,134,104.44
66	Yield Supplement Overcollateralization Amount		86,087,530.19
67	Adjusted Pool Balance		925,046,574.25
68	Less: Adjusted Pool Balance - End of Collection Period			925,046,574.25
69	Target Overcollateralization			(49,479,522.16)
70	Calculated Principal Distribution Amount			29,227,986.99

	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 32)			35,205,566.71
72	Less: Prior Advance Reimbursement (Item 37)			-
73	Less: Servicing Fees Paid (Item 38)			869,724.80
74	Less: Interest Paid to Noteholders (Item 39)			3,032,679.31
75	Less: Calculated Principal Distribution (Item 70)			29,227,986.99
76	Equals: Remaining Available Funds before Servicer Advance			2,075,175.61
77	Monthly Loan Payments Due on Included Units but not received (N/A if Item 76> 0)			N/A
78	Servicer Advance (If Item 76 < 0, lesser of Item 76 and Item 77, else 0)			-

	Calculation of Reserve Account Draw Amount:
79	Remaining Available Funds, before Reserve Account Draw (Item 76 plus Item 78)			2,075,175.61
80	Available Funds Shortfall Amount (If Item 79 < 0,Item 79, else 0)			-
81	Reserve Account Draw Amount (If Item 80 is > 0, Lesser of Reserve Acct Balance and Item 80)			-

82	Principal Distribution Amount (Item 70 - Available Funds Shortfall + Reserve Account Draw Amt)			29,227,986.99

	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance			-
84	Less: Prior Advance Reimbursement			-
85	Plus: Additional Servicer Advances for Current Period			-
86	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
87	Specified Reserve Account Balance (Lesser of (a) $2,604,185.38, and (b) the aggregate note balance)			2,604,185.38
88	Initial Reserve Account Balance			2,604,185.38
89	Beginning Reserve Account Balance			2,604,185.38
90	Plus:Net Investment Income for the Collection Period			7,940.77
91	Subtotal:Reserve Fund Available for Distribution			2,612,126.15
92	Plus:Deposit of Excess Available Funds (Item 41)			-
93	Less:Reserve Account Draw Amount (Item 81)			-
94	Subtotal Reserve Account Balance			2,612,126.15
95	Less: Reserve Account Excess Amount to Available Funds (If Item 94 > Item 87)			7,940.77
96	Equals: Ending Reserve Account Balance			2,604,185.38

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior	Current Period
98	Net Pool Balance	1,141,319,034	1,043,669,755	1,011,134,104
99	Number of Current Contracts	37,329	36,059	35,588
100	Weighted Average Loan Rate	5.03%	5.02%	5.01%
101	Average Remaining Term	53.6	50.8	49.9
102	Average Original Term	65.3	65.4	65.5
103	Monthly Prepayment Rate - October Collections			1.09%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
104	Aggregate Outstanding Principal Balance of Charged Off Receivables		67	2,558,938.98
105	Liquidation Proceeds on Related Vehicles			715,318.36
106	Recoveries Received on Receivables Previously Charged Off			110,305.71
107	Net Principal Losses for Current Collection Period		67	1,733,314.91

108	Beginning Net Principal Losses		114	2,129,213.91
109	Net Principal Losses for Current Collection Period		67	1,733,314.91
110	Cumulative Net Principal Losses		181	3,862,528.82
111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,141,319,033.76)			0.34%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
112	Current	99.13%	35,330	1,002,294,355.99
113	30 - 59 Days Delinquent	0.67%	198	6,780,062.58
114	60 - 89 Days Delinquent	0.20%	60	2,059,685.87
115	90 - 120 Days Delinquent1	0.00%	-	-
116	Total	100.00%	35,588	1,011,134,104.44

	DELINQUENCY AND NET LOSS RATIOS
	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.17%
118	Prior Period			0.14%
119	Two Periods Prior			0.06%
120	Three Periods Prior			N/A
121	Four Period Average (Current and Three Prior Collection Periods)			0.15%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
122	Current Period			0.20%
123	Prior Period			0.22%
124	Two Periods Prior			0.13%
125	Three Periods Prior			N/A
126	Four Period Average (Current and Three Prior Collection Periods)			0.21%

127	Delinquency Trigger			3.22%
128	Delinquency Percentage (60-Day Delinquent Receivables)			0.20%
129	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

Credit Risk Retention Information (To appear on the first servicing certificate after closing)
None in the current month